Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Large Company Core Fund

Wells Fargo Advantage U.S. Value Fund

Class Z

Supplement dated August 15, 2007,
to the Prospectus dated December 1, 2006,
as previously supplemented July 16, 2007, and March 15, 2007.

Effective immediately, under the How to Buy Shares section beginning on page 19, the Automatic Investment Plans row in the chart is deleted from the Investor Class Prospectus. Under General Notes for Buying Shares, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 19, the “Automatic Investment Plans” row in the chart is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, the following bullet points, which are located on page 22 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 23 of the Prospectus under “General Notes For Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

LCZ087/P102SP 08 07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Limited-Term

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

Administrator Class

Supplement dated August 15, 2007, to the Prospectus dated November 1, 2006.

California Limited-Term Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the California Limited-Term Tax-Free Fund found in the section entitled “Fees and Expenses” on page 7 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.51%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	0.31%
Net Expenses[3]	0.60%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

California Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the California Tax-Free Fund found in the section entitled “Fees and Expenses” on page 11 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.46%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.31%
Net Expenses[3]	0.55%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Colorado Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the Colorado Tax-Free Fund found in the section entitled “Fees and Expenses” on page 15 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	0.30%
Net Expenses[3]	0.60%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Minnesota Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the Minnesota Tax-Free Fund found in the section entitled “Fees and Expenses” on page 19 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	0.30%
Net Expenses[3]	0.60%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Municipal Bond Fund

The following tables replace the Annual Fund Operating Expenses table and the Example of Expenses table for the Municipal Bond Fund found in the section entitled “Fees and Expenses” on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	0.42%
Net Expenses[3]	0.48%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$245
5 Years	$457
10 Years	$1,069

National Limited-Term Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the National Limited-Term Tax-Free Fund found in the section entitled “Fees and Expenses” on page 27 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.54%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	0.34%
Net Expenses[3]	0.60%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

National Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the National Limited-Term Tax-Free Fund found in the section entitled “Fees and Expenses” on page 31 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.47%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	0.27%
Net Expenses[3]	0.60%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Nebraska Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the Nebraska Tax-Free Fund found in the section entitled “Fees and Expenses” on page 35 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.48%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	0.13%
Net Expenses[3]	0.75%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

MIAM087/P1103SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Investor Class

Supplement dated August 15, 2007, to the Prospectus dated November 1, 2006, as previously supplemented on March 15, 2007.

Intermediate Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the Intermediate Tax-Free Fund found in the section entitled “Fees and Expenses” on page 7 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.92%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.57%
Net Expenses[3]	0.75%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Municipal Bond Fund found in the section entitled “Fees and Expenses” on page 11 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.85%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	0.45%
Net Expenses[3]	0.80%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fees and Expenses” on page 15 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.76%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	0.49%
Net Expenses[3]	0.66%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Ultra Short-Term Municipal Income Fund

The following tables replace the Annual Fund Operating Expenses table and the Example of Expenses table for the Ultra Short-Term Municipal Income Fund found in the section entitled “Fees and Expenses” on page 19 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.83%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	0.50%
Net Expenses[3]	0.72%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$74
3 Years	$338
5 Years	$622
10 Years	$1,433

Wisconsin Tax-Free Fund

The following table replaces the Annual Fund Operating Expenses table for the Wisconsin Tax-Free Fund found in the section entitled “Fees and Expenses” on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	0.66%
Net Expenses[3]	0.75%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

ALL FUNDS:

Effective immediately, the following bullet points, which are located on page 35 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 36 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

MIIV087/P1106SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Minnesota Tax-Free Fund

Class Z

Supplement dated August 15, 2007,

to the Prospectus dated November 1, 2006,

as previously supplemented March 15, 2007, and December 4, 2006.

The following tables replace the Annual Fund Operating Expenses table and the Example of Expenses table for the Minnesota Tax-Free Fund found in the section entitled “Fees and Expenses” on page 7 of the Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.85%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	0.50%
Net Expenses[3]	0.75%
[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumumptions, your costs would be:

1 Year	$77
3 Years	$347
5 Years	$638
10 Years	$1,467

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience:

Effective immediately, the following bullet points, which are located on page 19 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 20 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and is included herewith for your convenience.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 16 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

MIZ087/P1102P

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage C&B Mid Cap Value Fund

Wells Fargo Advantage Discovery FundSM

Wells Fargo Advantage Enterprise FundSM

Wells Fargo Advantage Mid Cap Disciplined Fund

Wells Fargo Advantage Small Cap Disciplined Fund

Wells Fargo Advantage Small Cap Growth Fund

Wells Fargo Advantage Small/Mid Cap Value Fund

Institutional Class

Supplement dated August 15, 2007,

to the Prospectus dated March 1, 2007,

as previously supplemented on June 18, 2007.

Discovery Fund

Effective immediately, page 10 of the Prospectus will be removed in its entirety and replaced with the following page:

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Discovery Fund was organized as the successor fund to the Strong Discovery Fund.

Best and Worst Quarter

Best Quarter:	Q4 1999	25.78%

Worst Quarter:	Q3 2001	-18.90%

Average Annual Total Returns as of 12/31/06	1 year	5 years	10 years
Institutional Class[1]
Returns Before Taxes	13.02%	11.26%	8.72%
Returns After Taxes on Distributions[2]	12.17%	10.08%	7.10%
Returns After Taxes on Distributions and Sale of Fund Shares[2]	9.60%	9.40%	6.79%
Russell 2500TM Growth Index[3] (reflects no deduction for expenses or taxes)	12.26%	7.62%	7.11%
[1]

Institutional Class shares incepted on August 31, 2006. Performance shown for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.The Investor Class shares annual returns are substantially similar to what the Institutional Class shares returns would be because the Investor Class shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[3]	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.You cannot invest directly in an index.

Small/Mid Cap Value Fund

Effective immediately, page 30 of the Prospectus will be removed in its entirety and replaced with the following page:

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time.The Fund’s average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Small/Mid Cap Value Fund was organized as the successor fund to the Strong Small/Mid Cap Value Fund.

Best and Worst Quarter

Best Quarter:	Q2 2003	24.45%

Worst Quarter:	Q1 2003	-3.96%

Average Annual Total Returns as of 12/31/06	1 year	Life of Fund[1]
Institutional Class[1]
Returns Before Taxes	13.41%	13.69%
Returns After Taxes on Distributions[2]	13.03%	13.23%
Returns After Taxes on Distributions and Sale of Fund Shares[2]	8.88%	11.83%
Russell 2500TM Value Index[3] (reflects no deduction for expenses or taxes)	20.18%	14.37%
[1]

Institutional Class shares incepted on August 31, 2006. Performance shown for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and higher than those of the Institutional Class shares.The Investor Class shares annual returns are substantially similar to what the Institutional Class shares returns would be because the Investor Class shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.The Investor Class shares incepted on March 28, 2002. Returns for the Institutional Class shares and Index shown in the Life of Fund column are as of the Fund inception date.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[3]	Th e Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest directly in an index.

The following information was contained within the June 18, 2007, Supplement and is included herewith for your convenience:

Enterprise Fund

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

SCIT087/P204SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Discovery FundSM

Wells Fargo Advantage Enterprise FundSM

Wells Fargo Advantage Mid Cap Disciplined Fund

Wells Fargo Advantage Opportunity FundSM

Wells Fargo Advantage Small Cap Disciplined Fund

Wells Fargo Advantage Small/Mid Cap Value Fund

Investor Class

Supplement dated August 15, 2007,

to the Prospectus dated March 1, 2007,

as previously supplemented on July 16, 2007, and June 18, 2007.

Discovery Fund

Effective immediately, page 6 of the Prospectus will be removed in its entirety and replaced with the following page:

Performance

The following information shows you how the Fund has performed and illustrates the variability of the Fund’s returns over time. The Fund’s average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

Effective April 11, 2005, the Strong family of funds reorganized into the Wells Fargo Advantage Funds. As part of this transaction, the Discovery Fund was organized as the successor fund to the Strong Discovery Fund.

Best and Worst Quarter

Best Quarter:	Q4 1999	25.78%

Worst Quarter:	Q3 2001	-18.90%

The Fund’s year-to-date performance through September 30, 2006, was 15.74%.

Average Annual Total Returns as of 12/31/06	1 year	5 years	10 years
Investor Class[1]
Returns Before Taxes	13.02%	11.26%	8.72%
Returns After Taxes on Distributions[2]	12.17%	10.08%	7.10%
Returns After Taxes on Distributions and Sale of Fund Shares[2]	9.60%	9.40%	6.79%
Russell 2500TM Growth Index[3] (reflects no deduction for expenses or taxes)	12.26%	7.62%	7.11%
[1]

Investor Class shares incepted on December 31, 1987. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Discovery Fund.

[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[3]	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

All Funds

Under the How to Buy Shares section beginning on page 36, the Automatic Investment Plans row in the chart is deleted from the Investor Class Prospectus. Under General Notes for Buying Shares, the “Minimum Initial Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 36, the “Automatic Investment Plans” row is deleted from the Investor Class Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

The following information was contained within the June 18, 2007, Supplement and is included herewith for your convenience:

Enterprise Fund

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

SCIV087/P206SP